Losses Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Losses Per Share [Line Items]
Potential shares	21,405	864,216	96,753
Employee Stock Options [Member]
Losses Per Share [Line Items]
Potential shares		20,304	19,847
Convertible Note [Member]
Losses Per Share [Line Items]
Potential shares	18,919	1,588	76,906
Restricted Stock Unit [Member]
Losses Per Share [Line Items]
Potential shares	2,486	695
Warrants [member]
Losses Per Share [Line Items]
Potential shares		841,629